Marketable Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 93,756	$ 118,725	$ 184,796
Unrealized Gains	39	0	5
Unrealized Losses	(1)	(79)	(44)
Fair Value	93,794	118,646	184,757
Included in cash and cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,468	4,038	3,480
Unrealized Gains	0	0	0
Unrealized Losses	0	(1)	0
Fair Value	32,468	4,037	3,480
Included in marketable securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	61,288	101,334	175,093
Unrealized Gains	39	0	5
Unrealized Losses	(1)	(60)	(41)
Fair Value	61,326	101,274	175,057
Included in marketable securities, noncurrent [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		13,353	6,223
Unrealized Gains		0	0
Unrealized Losses		(18)	(3)
Fair Value		13,335	6,220
U.S. agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,481	83,763	177,297
Unrealized Gains	24	0	4
Unrealized Losses	0	(48)	(44)
Fair Value	34,505	83,715	177,257
U.S. treasury securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	26,807	33,924	5,580
Unrealized Gains	15	0	1
Unrealized Losses	(1)	(31)	0
Fair Value	26,821	33,893	5,581
Money market mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,468	1,038	1,919
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	$ 32,468	$ 1,038	$ 1,919